PROPERTY, EQUIPMENT, MINE DEVELOPMENT COSTS, OWNED AND LEASED MINERAL RIGHTS, LAND AND BUILDINGS (Tables)	12 Months Ended
Dec. 31, 2013
Property Plant and Equipment [Abstract]
Schedule of Property Plant and Equipment Including Development Costs [Table Text Block]
Property, equipment, and mine development costs consisted of the following:

	As of December 31, 2013	As of December 31, 2012
Production equipement	$9,030	$-
Mine development	1,052	-
Total property, equipment and mine development costs	10,082	-
Less accumulated depreciation	(31)	-
Total property, equipment and mine development costs, net	$10,051	$-

Schedule of Owned and Leased Mineral Rights Land and Building [Table Text Block]
Owned and leased mineral rights net of accumulated depletion, land and buildings consisted of the following:

	As of December 31, 2013	As of December 31, 2012
Land	$490	$-
Buildings	132	-
Mineral interests	20,377	-
Total owned and leased mineral rights, land and building	20,999	-
Less accumulated depreciation and depletion	(22)	-
Total owned and leased mineral rights, land and building, net	$20,977	$-